Income Taxes - Reconciliation of the statutory federal income tax rate (benefit) (Details) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income Taxes
Change in valuation allowance					$ 290,181
Income tax provision					$ 0
Statutory federal income tax rate (in percent)	21.00%	21.00%	21.00%	21.00%	21.00%
Change in fair value of derivative warrant liabilities (in percent)					(855.90%)
Offering costs allocated to derivative warrant liabilities (in percent)					214.00%
Change in valuation allowance (in percent)					620.90%
Income tax expense (in Percent)					0.00%
Valuation allowance					$ 290,181